Note 7 - Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes to Financial Statements
Commitments Disclosure [Text Block]
7.	Commitments

Operating Lease

We lease approximately 8,400 square feet of office and laboratory space pursuant to an operating lease which expires on December 31, 2022. Rent expense for the three-month periods ended March 31, 2022 and 2021 was $44,089 and $42,803, respectively. Future minimum lease payments total $132,267 in 2022, although the lease may be terminated at any time by either party with ninety days written notice.

License Agreements

We have entered into license agreements with City of Hope, PNP Therapeutics, Inc., University of Alabama at Birmingham, Southern Research Institute, Emory University, and with the U.S. Department of Health and Human Services (HHS), as represented by National Institute of Allergy and Infectious Diseases (NIAID), an institute of the National Institutes of Health (NIH), for various technologies and patent rights associated with our product development activities. These agreements may contain provisions for upfront payments, milestone fees due upon the achievement of selected development and regulatory events, minimum annual royalties or other fees, and royalties based on future net sales. Aggregate unrecorded future minimum payments under these agreements (excluding milestone and royalty payments due upon contingent future events) are approximately $149,000 in 2022, $128,000 in 2023, $128,000 in 2024, $28,000 in 2025 and $28,000 in 2026.

Other Commitments

In the normal course of business, we enter into various firm purchase commitments related to production and testing of our vaccine, conduct of clinical trials and preclinical research studies, and other activities. As of March 31, 2022, there are approximately $2.2 million of unrecorded outstanding purchase commitments to our vendors and subcontractors, all of which we expect will be due in 2022.

6.	Commitments

Operating Lease

We lease approximately 8,400 square feet of office and laboratory space pursuant to an operating lease which expires on December 31, 2022. Rent expense for the years ended December 31, 2021 and 2020 was $166,242 and $166,577, respectively. Future minimum lease payments total $176,356 in 2022, although the lease may be terminated at any time by either party with ninety days written notice.

License Agreements

We have entered into license agreements with City of Hope, PNP Therapeutics, Inc., University of Alabama at Birmingham, Southern Research Institute, Emory University, and with the U.S. Department of Health and Human Services (HHS), as represented by National Institute of Allergy and Infectious Diseases (NIAID), an institute of the National Institutes of Health (NIH), for various technologies and patent rights associated with our product development activities. These agreements may contain provisions for upfront payments, milestone fees due upon the achievement of selected development and regulatory events, minimum annual royalties or other fees, and royalties based on future net sales. Aggregate unrecorded future minimum payments under these agreements (excluding milestone and royalty payments due upon contingent future events, and assuming neither party terminates the agreements) are approximately $174,000 in 2022, $128,000 in 2023, $128,000 in 2024, $28,000 in 2025 and $28,000 in 2026.

Other Commitments

In the normal course of business, we enter into various firm purchase commitments related to production and testing of our vaccine, conduct of research studies, and other activities. As of December 31, 2021, there were approximately $407,000 of unrecorded outstanding purchase commitments to our vendors and subcontractors, which we expect will be due in 2022.